Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivelents	$ 668	$ 9,170
Total current assets	668	9,170
OIL AND GAS PROPERTIES, FULL COST METHOD
Properties subject to amortization	677,678	718,630
Accumulated depletion, depreciation, amortization and impairment	(650,349)	(653,576)
Oil and gas properties, net	27,329	65,054
TOTAL ASSETS	27,997	74,224
CURRENT LIABILITIES
Accounts payable and accrued liabilities	209,906	198,004
Advances from unrelated parties	154,003	151,003
Advances from related parties	10,900
Accrued interest payable	43,899	36,774
Notes payable (net of debt discount of $1,004 and $0, respectively)	453,258	518,000
Total current liabilities	871,966	903,781
LONG-TERM LIABILITIES
Asset retirement obligations		8,555
TOTAL LIABILITIES	871,966	912,336
STOCKHOLDERS' DEFICIT
Common stock, $.001 par value; 300,000,000 shares authorized, 88,543,163 and 63,646,000 shares issued and outstanding, respectively.	88,543	63,646
Additional paid-in capital	1,919,402	1,797,657
Accumulated deficit	(2,851,914)	(2,699,415)
Total stockholders' deficit	(843,969)	(838,112)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 27,997	$ 74,224